SHAREHOLDERS EQUITY (DEFICIT) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
SHAREHOLDERS' EQUITY (DEFICIT)
Number of shares of common stock issued during period upon exercise of a warrant	113,650
Strike price per share	$ 0.0001
Number of warrants outstanding	0	0